Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000276577 | State Street Institutional Treasury Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	24.50%
C000276577 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000276577 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000276577 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000276577 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000276577 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000276577 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	1.20%
C000276577 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000276577 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	0.90%
C000276577 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000276577 | Korea
Holdings [Line Items]
Percent of Total Investments	2.50%
C000276577 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.10%
C000276577 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000276577 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000276577 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000276577 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000276577 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000276577 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000276577 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000276577 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000276577 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000276577 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000276577 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000276577 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	24.50%
C000276577 | United States
Holdings [Line Items]
Percent of Total Investments	78.50%
C000276577 | Japan
Holdings [Line Items]
Percent of Total Investments	2.90%
C000276577 | Canada
Holdings [Line Items]
Percent of Total Investments	2.50%
C000276577 | China
Holdings [Line Items]
Percent of Total Investments	2.30%
C000276577 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000276577 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.40%
C000276577 | Australia
Holdings [Line Items]
Percent of Total Investments	1.00%
C000276577 | France
Holdings [Line Items]
Percent of Total Investments	0.90%
C000276577 | Germany
Holdings [Line Items]
Percent of Total Investments	0.90%
C000276578 | State Street Institutional Treasury Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	24.50%
C000276578 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000276578 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000276578 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000276578 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000276578 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000276578 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	1.20%
C000276578 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000276578 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	0.90%
C000276578 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000276578 | Korea
Holdings [Line Items]
Percent of Total Investments	2.50%
C000276578 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.10%
C000276578 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000276578 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000276578 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000276578 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000276578 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000276578 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000276578 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000276578 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000276578 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000276578 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000276578 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000276578 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	24.50%
C000276578 | United States
Holdings [Line Items]
Percent of Total Investments	78.50%
C000276578 | Japan
Holdings [Line Items]
Percent of Total Investments	2.90%
C000276578 | Canada
Holdings [Line Items]
Percent of Total Investments	2.50%
C000276578 | China
Holdings [Line Items]
Percent of Total Investments	2.30%
C000276578 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000276578 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.40%
C000276578 | Australia
Holdings [Line Items]
Percent of Total Investments	1.00%
C000276578 | France
Holdings [Line Items]
Percent of Total Investments	0.90%
C000276578 | Germany
Holdings [Line Items]
Percent of Total Investments	0.90%